Risk management and financial instruments - Financial Instruments Measured at Fair Value, Recurring Basis (Details) - Recurring - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Assets:
Total assets		$ 2.2
Liabilities:
Derivative instruments – Interest rate swap contracts	$ (149.6)	(84.2)
Related party deferred and contingent consideration	(210.1)	(245.8)
Total liabilities	(366.2)	(330.0)
Interest Rate Swap
Assets:
Derivative instruments – Interest rate swap contracts (related party)		2.2
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total assets		0.0
Liabilities:
Derivative instruments – Interest rate swap contracts	0.0	0.0
Related party deferred and contingent consideration	0.0	0.0
Total liabilities	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest Rate Swap
Assets:
Derivative instruments – Interest rate swap contracts (related party)		0.0
Significant Other Observable Inputs (Level 2)
Assets:
Total assets		2.2
Liabilities:
Derivative instruments – Interest rate swap contracts	(149.6)	(84.2)
Related party deferred and contingent consideration	(210.1)	(245.8)
Total liabilities	(366.2)	(330.0)
Significant Other Observable Inputs (Level 2) | Interest Rate Swap
Assets:
Derivative instruments – Interest rate swap contracts (related party)		2.2
Significant Unobservable Inputs (Level 3)
Assets:
Total assets		0.0
Liabilities:
Derivative instruments – Interest rate swap contracts	0.0	0.0
Related party deferred and contingent consideration	0.0	0.0
Total liabilities	0.0	0.0
Significant Unobservable Inputs (Level 3) | Interest Rate Swap
Assets:
Derivative instruments – Interest rate swap contracts (related party)		$ 0.0
Seadrill Limited
Liabilities:
Derivative instruments – Interest rate swap contracts	(6.5)
Seadrill Limited | Quoted Prices in Active Markets for Identical Assets (Level 1)
Liabilities:
Derivative instruments – Interest rate swap contracts	0.0
Seadrill Limited | Significant Other Observable Inputs (Level 2)
Liabilities:
Derivative instruments – Interest rate swap contracts	(6.5)
Seadrill Limited | Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative instruments – Interest rate swap contracts	$ 0.0